Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliations of Statutory U.S. Federal Income Tax Rates to Our Effective Tax Rate for Continuing Operations
Reconciliations of the statutory U.S. federal income tax rates to our effective tax rate for continuing operations follow:

	Years Ended December 31,
	2013	2012	2011
Statutory rate	35.0%	35.0%	35.0%
State tax, net of federal benefit	2.6	—	2.8
Other, net	0.6	1.9	0.6
Effective tax rate	38.2%	36.9%	38.4%

Components of Provision for Income Tax Expense (Benefit)
Income tax expense consists of:

	December 31,
	2013	2012	2011
Current provision:
Federal	$130,854	$126,484	$28,334
State	13,513	10,674	3,029
Total current provision	144,367	137,158	31,363
Deferred provision/(benefit):
Federal	13,240	(9,747)	2,969
State	1,327	(1,268)	79
Total deferred provision/(benefit)	14,567	(11,015)	3,048
Provision for income tax expense	$158,934	$126,143	$34,411

Schedule of Deferred Tax Assets and Liabilities
The tax effect of temporary differences that give rise to deferred tax assets and liabilities include the following:

	December 31,
	2013	2012
Deferred tax assets
Loan reserves	$26,853	$27,146
Stock-based compensation plans	28,211	32,965
Deferred revenue	607	829
Operating loss and credit carryovers	1,273	1,038
Discount on asset-backed securities	—	16,574
Unrealized gains (losses)	1,849	—
Accrued expenses not currently deductible	2,853	1,159
Other	2,133	—
Total deferred tax assets	63,779	79,711
Deferred tax liabilities
Unrealized gains (losses)	—	8,791
Gains/(losses) on repurchased debt	3,181	2,033
Other	—	3,823
Total deferred tax liabilities	3,181	14,647
Net deferred tax assets	$60,598	$65,064

Summary of Changes in Unrecognized Tax Benefits
The following table summarizes changes in unrecognized tax benefits:

	December 31,
	2013	2012	2011
Unrecognized tax benefits at beginning of year	$3,951.1	$2,467.3	$1,787.1
Increases resulting from tax positions taken during a prior period	573.9	503.1	466.6
Increases resulting from tax positions taken during the current period	2,818.5	980.7	213.6
Unrecognized tax benefits at end of year	$7,343.5	$3,951.1	$2,467.3